Filed Pursuant to Rule 497(d)

                                                     Registration No. 333-107654



                     EMPIRE STATE MUNICIPAL EXEMPT TRUST
                            Guaranteed Series 173

                  Prospectus Supplement dated November 21, 2003


The Underwriting Account for Guaranteed Series 173 (the "Trust") on page A-12 of the Prospectus is replaced with the following:

                              UNDERWRITING ACCOUNT


      The names and addresses of the Underwriters and the number of units of the Trust each has agreed to purchase from the Underwriting Account are:

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                                                                                                           Units
                                                                                                          Series
              Name                                               Address                                    173
              ----                                               -------                                    ---
Glickenhaus & Co. ...................      6 East 43rd Street, New York, New York 10017                   1,510
Lebenthal, a division of Advest, Inc.      90 State House Square, Hartford, Connecticut 06103             1,510
Citigroup Global Markets Inc.........      300 First Stamford Place, Stamford, Connecticut 06902          1,660
Bear, Stearns & Co. Inc. ............      383 Madison Avenue, New York, New York 10179                     500
Ryan, Beck & Co. LLC.................      1 Liberty Plaza, New York, New York 10006                        250
American General Securities Inc. ....      2727 Allen Parkway, Houston, Texas 77019                         150
Federated Securities.................      1395 New York Avenue, Huntington Station, New York 11746         120
Cadaret, Grant & Co., Inc............      One Lincoln Place, Syracuse, New York 13202                      100
David Lerner Associates, Inc. .......      477 Jericho Turnpike, Syosset, New York 11791                    100
Ramirez & Co., Inc. .................      61 Broadway, New York, New York 10006                            100
                                                                                                         ------
                                                                                                          6,000
                                                                                                         =======
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